Variable Interest Entity (“VIE”) - Schedule of Condensed Cash Flow Statement (Details) - Variable Interest Entity, Primary Beneficiary [Member]	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Condensed Cash Flow Statement [Line Items]
Net cash provided by (used in) operating activities	¥ 13,499,029	$ 1,877,890	¥ (117,520,675)	¥ 29,324,687
Net cash provided by (used in) investing activities			(67,043,921)	5,043,123
Net cash (used in) provided by financing activities	(13,386,463)	(1,862,231)	180,502,179	(84,715,145)
Effect of exchange rate on cash and cash equivalents	32,560	4,530	90,793	11,795
Net (decrease)/increase in cash and cash equivalents	145,126	20,189	(3,971,624)	(50,335,540)
CASH AND CASH EQUIVALENTS, beginning of year	2,101,251	292,311	6,072,875	56,408,415
CASH AND CASH EQUIVALENTS, end of year	¥ 2,246,377	$ 312,500	¥ 2,101,251	¥ 6,072,875